Note 20 - Information on the Asset Types and the Associated Transactions (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans where associated liability is recourse only to transferred assets [Abstract]
Net position of associated liabilities	€ 0	€ 0